Fees Summary	Mar. 11, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 2,250,000,000
Final Prospectus	true